Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,696,683,364.30	46,551		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$305,000,000.00	5.524%		April 15, 2025
Class A-2a Notes	$150,000,000.00	5.32%		January 15, 2027
Class A-2b Notes	$410,000,000.00	4.70471%	*	January 15, 2027
Class A-3 Notes	$560,000,000.00	5.09%		December 15, 2028
Class A-4 Notes	$75,000,000.00	5.01%		September 15, 2029
Class B Notes	$47,350,000.00	5.26%		November 15, 2029
Class C Notes	$31,560,000.00	0.00%		September 15, 2031
Total	$1,578,910,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,464,670.91

Principal:
Principal Collections	$27,979,617.02
Prepayments in Full	$12,898,150.77
Liquidation Proceeds	$685,441.59
Recoveries	$17,488.67
Sub Total	$41,580,698.05
Collections	$46,045,368.96

Purchase Amounts:
Purchase Amounts Related to Principal	$311,677.05
Purchase Amounts Related to Interest	$1,867.65
Sub Total	$313,544.70

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,358,913.66

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	14
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$46,358,913.66
Servicing Fee	$904,834.31	$904,834.31	$0.00	$0.00	$45,454,079.35
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$45,454,079.35
Interest - Class A-2a Notes	$322,098.06	$322,098.06	$0.00	$0.00	$45,131,981.29
Interest - Class A-2b Notes	$778,577.66	$778,577.66	$0.00	$0.00	$44,353,403.63
Interest - Class A-3 Notes	$2,375,333.33	$2,375,333.33	$0.00	$0.00	$41,978,070.30
Interest - Class A-4 Notes	$313,125.00	$313,125.00	$0.00	$0.00	$41,664,945.30
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,664,945.30
Interest - Class B Notes	$207,550.83	$207,550.83	$0.00	$0.00	$41,457,394.47
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,457,394.47
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$41,457,394.47
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,457,394.47
Regular Principal Payment	$50,798,902.39	$41,457,394.47	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$46,358,913.66

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$41,457,394.47
Total					$41,457,394.47

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$11,104,659.23	$74.03	$322,098.06	$2.15	$11,426,757.29	$76.18
Class A-2b Notes	$30,352,735.24	$74.03	$778,577.66	$1.90	$31,131,312.90	$75.93
Class A-3 Notes	$0.00	$0.00	$2,375,333.33	$4.24	$2,375,333.33	$4.24
Class A-4 Notes	$0.00	$0.00	$313,125.00	$4.18	$313,125.00	$4.18
Class B Notes	$0.00	$0.00	$207,550.83	$4.38	$207,550.83	$4.38
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$41,457,394.47	$26.26	$3,996,684.88	$2.53	$45,454,079.35	$28.79

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$72,653,698.60	0.4843580	$61,549,039.37	0.4103269
Class A-2b Notes	$198,586,776.16	0.4843580	$168,234,040.92	0.4103269
Class A-3 Notes	$560,000,000.00	1.0000000	$560,000,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$985,150,474.76	0.6239434	$943,693,080.29	0.5976864

Pool Information
Weighted Average APR	4.958%	4.974%
Weighted Average Remaining Term	45.88	45.13
Number of Receivables Outstanding	35,957	35,204
Pool Balance	$1,085,801,169.90	$1,043,561,071.36
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,016,753,908.48	$977,635,983.62
Pool Factor	0.6399551	0.6150594

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,285.02
Yield Supplement Overcollateralization Amount	$65,925,087.74
Targeted Overcollateralization Amount	$109,209,498.99
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$99,867,991.07

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,285.02
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,285.02
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,285.02

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	14
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		80	$365,212.11
(Recoveries)		23	$17,488.67
Net Loss for Current Collection Period			$347,723.44
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3843%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4262%
Second Prior Collection Period			0.3878%
Prior Collection Period			0.3927%
Current Collection Period			0.3919%
Four Month Average (Current and Prior Three Collection Periods)			0.3997%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,052	$4,494,525.59
(Cumulative Recoveries)			$262,320.50
Cumulative Net Loss for All Collection Periods			$4,232,205.09
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2494%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,272.36
Average Net Loss for Receivables that have experienced a Realized Loss			$4,023.01

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.71%	199	$7,415,611.16
61-90 Days Delinquent	0.12%	35	$1,294,826.52
91-120 Days Delinquent	0.03%	8	$342,708.45
Over 120 Days Delinquent	0.05%	8	$475,420.42
Total Delinquent Receivables	0.91%	250	$9,528,566.55

Repossession Inventory:
Repossessed in the Current Collection Period		16	$696,028.49
Total Repossessed Inventory		27	$1,227,586.46

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1280%
Prior Collection Period			0.1140%
Current Collection Period			0.1449%
Three Month Average			0.1290%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2025%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	14

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	87	$3,423,798.90
2 Months Extended	115	$4,555,645.55
3+ Months Extended	32	$1,325,110.56

Total Receivables Extended	234	$9,304,555.01
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer